Related Party Transactions	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED-PARTY TRANSACTIONS
29.1Accounting policies
Transactions with related parties were entered into in the ordinary course of the Company’s business, at prices, terms and financial charges according to the conditions established between the parties. Such operations include, among other aspects, shared service agreements and loan agreements.
29.2Related-party transactions
29.2.1Compensation of key management personnel
The Company’s employees are entitled to profit sharing based on certain goals agreed annually. In turn, executives are entitled to bonuses based on statutory provisions proposed by the Board of Directors and approved by the shareholders. The amount of profit sharing is recognized in profit or loss for the year in which the goals are achieved.
Key management personnel comprise the directors, officers and members of the Executive Committee and directors. Expenses incurred with remuneration and the respective charges, paid or payable, are shown below:

	December 31,
Description	2023	2022	2021

Short-term benefits	19,429	58,788	30,080
Post-employment benefit	595	—	—
Share-based payment	63,529	(17,441)	13,042
	83,553	41,347	43,122
Stock-based compensation plan, considers stock option plans, RSU and phantom shares. Such plans are expected to be settled in up to eight years and, therefore, and does not represent a cash outflow.
29.3Technology service sharing contract
The Company carried out transactions with Águia Branca Participações S.A., one of its shareholders, for the sharing of information technology resources for an indefinite period. The total amount of services acquired during the year ended December 31, 2023 was R$52 (R$52 as of December 31, 2022), recorded under the line “Other”, in the statements of operations. As of December 31, 2023, there were no amounts to be paid as a result of this transaction.
29.4Ticket sales contract
In March 2018, the Company entered into a ticket sales contract with Caprioli Turismo Ltda., a travel agency owned by the Caprioli family (which holds an indirect stake in the Company through TRIP former shareholders), whereby Caprioli Turismo Ltda. is granted a R$20 credit line for the purchase and resale of tickets for flights operated by the Company. This credit line is guaranteed by a non-interest bearing promissory note in the same amount payable.
29.5Aircraft sublease
The Company signed sublease agreements for three aircraft with Breeze Aviation Group (“Breeze”), an airline founded by the controlling shareholder of Azul, headquartered in the United States. The transaction was voted and approved by 97% of Azul's shareholders at the Extraordinary General Meeting held on March 2, 2020. Following good corporate practices, the controlling shareholder did not participate in the voting.
Until December 31, 2023, the operations with Breeze as recorded the following balances:

			December 31,
Creditor	Debtor	Type of operation	2023	2022

ALAB	Breeze	Aircraft sublease	30,802	67,056
ALAB	Breeze	Maintenance reservation refund	3,901	—
Breeze	ALAB	Maintenance reservation refund	(19,559)	(14,456)

			December 31,
Revenues	Expenses	Type of operation	2023	2022
ALAB	Breeze	Interest incurred	5,824	7,589
29.6Lilium
In August 2021, the Company announced plans to make a strategic partnership with Lilium GmbH, a wholly owned subsidiary of Lilium N.V.(“Lilium”), which has ultimately become a related party as the Company’s Board of Directors’ Chairman was elected independent member of Lilium’s Board of Directors.
As of December 31, 2023 and 2022, the Company has no outstanding balances with Lilium.
29.7Azorra
In August 2022, the Company made agreements for purchase and sale of aircraft and engines with entities that are part of Azorra Aviation Holdings LLC. (“Azorra”) group, which has become a related party as the Company’s Board of Directors’ Chairman was elected independent member of Azorra’s Board of Directors.
The transactions between the Company and the Azorra group are shown below:

			December 31,
Creditor	Debtor	Type of operation	2023	2022

ALAB	Azorra	Maintenance reserves	—	107,286
ALAB	Azorra	Security deposits	4,643	3,913
Azorra	ALAB	Leases	(302,947)	(113,832)
Azorra	Azul Investments	Leases – Notes	(74,572)	—
Azorra	Azul	Leases – Convertible to equity	(102,683)	—

			December 31,
Revenues	Expenses	Type of operation	2023	2022
Azorra	ALAB	Interest incurred	17,106	10,983